Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Long-term employee benefit liabilities	$ 560	$ 419	$ 356
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	403	352	330
Current service cost	12	11	11
Interest cost	19	19	18
Actuarial losses (gains) and changes in actuarial assumptions	50	42	(5)
Benefits paid	(19)	(14)	(17)
Special termination benefit	0	1	8
Acquisition	49	0	5
Divestitures	0	(3)	0
Currency translation	6	(5)	2
End of year	520	403	352
Beginning of year	259	253	218
Return on plan assets	26	0	25
Employer contributions	19	24	21
Benefits paid	(19)	(14)	(15)
Currency translation	3	(4)	4
End of year	288	259	253
Ending funded status	232	144	99
Non-current asset	0	(1)	0
Current liability	2	2	2
Long-term employee benefit liabilities	230	143	97
Net amount	232	144	99
Unrecognized actuarial losses	(142)	(101)	(42)
Current service cost	12	11	11
Interest cost	19	19	18
Return on plan assets	(19)	(19)	(17)
Actuarial losses	3	1	2
Special termination benefit	0	1	8
Net periodic benefit cost	$ 15	$ 13	$ 22